DEBT - Revolving Securitization Programs (Details) € in Thousands, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Funding Limit (2) | €	€ 600,000		€ 669,000
As reported at December 31, 2023 (*) | €	2,477,186		2,811,779		€ 2,630,011
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
As reported at December 31, 2023 (*) | €	€ 1,166,473		€ 1,105,425		€ 900,213
FFS Inc. | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Funding Limit (2)		$ 1,375
As reported at December 31, 2023 (*)		1,289		$ 1,179
FFS Inc. | Asset-backed financing (Securitizations) | Pledged retail financial receivables
Disclosure of detailed information about borrowings [line items]
Funding Limit (2)		975
As reported at December 31, 2023 (*)		$ 977		896
FFS Inc. | Asset-backed financing (Securitizations) | Pledged retail financial receivables | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.70%	0.70%
FFS Inc. | Asset-backed financing (Securitizations) | Pledged leasing financial receivables
Disclosure of detailed information about borrowings [line items]
Funding Limit (2)		$ 400
As reported at December 31, 2023 (*)		$ 312		$ 283
FFS Inc. | Asset-backed financing (Securitizations) | Pledged leasing financial receivables | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.70%	0.70%